------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A
------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                                                     NEUBERGER    NEUBERGER
                                                                 HARTFORD CAPITAL     HARTFORD        BERMAN       BERMAN
                                                 HARTFORD BOND     APPRECIATION     MONEY MARKET   AMT PARTNERS  AMT BALANCED
                                                   INVESTMENT       INVESTMENT       INVESTMENT     INVESTMENT    INVESTMENT
                                                    DIVISION         DIVISION         DIVISION       DIVISION      DIVISION
                                                 -------------   ----------------   ------------   ------------  ------------
ASSETS:
  Investments in The Hartford HLS Mutual Funds:
    Hartford Bond HLS Fund, Inc. - Class IA
       Shares                          55,884
       Cost                         $  58,423
       Market Value...........................      $55,541         -                -               -              -
    Hartford Capital Appreciation HLS Fund,
     Inc. - Class IA
       Shares                           7,509
       Cost                         $  38,610
       Market Value...........................      -               $45,771          -               -              -
    Hartford Money Market HLS Fund,
     Inc - Class IA
       Shares                          10,142
       Cost                         $  10,142
       Market Value...........................      -               -                $10,142         -              -
  Investments in Neuberger Berman Advisers
   Management Trust:
    Partners Portfolio
       Shares                             520
       Cost                         $   9,980
       Market Value...........................      -               -                -               $10,219        -
    Balanced Portfolio
       Shares                          10,956
       Cost                         $ 178,458
       Market Value...........................      -                -               -               -              $228,870

  Receivable from Hartford Life Insurance
   Company....................................      -                -               -               -              -
  Receivable from fund shares sold............      -                     4          -               -              -
                                                  ---------------------------------------------------------------------------
  Total assets................................       55,541           45,775          10,142          10,219         228,870
                                                  ---------------------------------------------------------------------------
LIABILITIES:
  Payable to Hartford Life Insurance Company..      -               -                      2               3              7
  Payable for fund shares purchased...........            5         -                              -              -
                                                  ---------------------------------------------------------------------------
  Total liabilities ..........................            5         -                      2               3              7
                                                  ---------------------------------------------------------------------------
  Net assets (variable life contract
   liabilities)...............................      $55,536          $45,775         $10,140         $10,216       $228,863
                                                  ===========================================================================

Variable life insurance policies:
  Units owned by participants.................       4,575            2,538            -                -            15,805
  Unit price..................................       $9.94           $13.37           $10.35           $10.54        $13.66
  Units owned by Hartford Life Insurance
   Company....................................       1,010              886              980              969           948
  Unit price..................................       $9.94           $13.37           $10.35           $10.54        $13.66


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A
------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
DECEMBER 31, 1999

                                                    NEUBERGER
                                                    BERMAN AMT
                                                     LIMITED       FIDELITY          FIDELITY      FIDELITY       FIDELITY
                                                     MATURITY      VIP FUND          VIP FUND      VIP FUND      VIP FUND II
                                                       BOND      EQUITY-INCOME      HIGH INCOME    OVERSEAS      ASSET MANAGER
                                                    INVESTMENT    INVESTMENT        INVESTMENT    INVESTMENT     INVESTMENT
                                                     DIVISION      DIVISION          DIVISION      DIVISION       DIVISION
                                                     --------      --------          --------      --------       --------
ASSETS:
  Investments in Neuberger Berman Advisers
   Management Trust:
    Limited Maturity Bond Portfolio
       Shares                            761
       Cost                         $  9,980
       Market Value...........................      $10,071         -                -               -              -
  Investments in Fidelity Variable Insurance
   Products Funds:
    Equity-Income Portfolio
       Shares                           1,460
       Cost                         $  37,677
       Market Value...........................      -               $37,539          -               -              -
    High Income Portfolio
       Shares                           5,023
       Cost                         $  55,302
       Market Value...........................      -               -                $56,809         -              -
    Overseas Portfolio
       Shares                           452
       Cost                         $  9,984
    Market Value..............................      -               -                -               $12,402        -
  Investments in Fidelity Variable Insurance
   Products Funds II:
    Asset Manager Portfolio
       Shares                          12,265
       Cost                         $ 214,419       -               -                -               -              $228,980
       Market Value...........................

  Receivable from Hartford Life Insurance
   Company....................................      -               -                -               -              -
  Receivable from fund shares sold............      -               -                -               -              -
                                                  ---------------------------------------------------------------------------
 Total assets.................................       10,071          37,539           56,809        12,402           228,980
                                                  ---------------------------------------------------------------------------

LIABILITIES:
  Payable to Hartford Life Insurance Company..            4              69               24             2                78
  Payable for fund shares purchased...........      -               -                -               -              -
                                                  ---------------------------------------------------------------------------
  Total liabilities ..........................            4              69               24             2                78
                                                  ---------------------------------------------------------------------------
  Net assets (variable life contract
   liabilities)...............................      $10,067         $37,470          $56,785         $12,400        $228,902
                                                  ===========================================================================
Variable life insurance policies:
  Units owned by participants.................      -                 2,658            4,418         -                20,065
  Unit price..................................       $10.14          $10.40           $10.53          $14.33          $10.88
  Units owned by Hartford Life Insurance
   Company....................................          993             945              973             865             976
  Unit price..................................       $10.14          $10.40           $10.53          $14.33          $10.88


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A
-----------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
DECEMBER 31, 1999

                                                                                                    J.P. MORGAN
                                                 ALGER AMERICAN                                         U.S.
                                                     SMALL       ALGER AMERICAN    J.P. MORGAN      DISCIPLINED    J.P. MORGAN
                                                 CAPITALIZATION      GROWTH            BOND            EQUITY      SMALL COMPANY
                                                   INVESTMENT      INVESTMENT       INVESTMENT       INVESTMENT     INVESTMENT
                                                    DIVISION        DIVISION         DIVISION         DIVISION       DIVISION
                                                    --------        ---------        --------         --------       ---------
ASSETS:
  Investments in The Alger American Funds:
    Alger American Small Capitalization
     Portfolio
       Shares                             240
       Cost                         $   9,980
       Market Value...........................      $13,218         -                -               -              -
    Alger American Growth Portfolio
       Shares                             396
       Cost                         $  21,536
       Market Value...........................      -               $25,495          -               -              -
  Investments in the J.P. Morgan Series Trust II:
    J.P. Morgan Bond Portfolio
       Shares                             898
       Cost                         $  10,171
       Market Value...........................      -               -                $10,099         -              -
    J.P. Morgan Equity Portfolio
       Shares                           1,680
       Cost                         $  29,159
       Market Value...........................      -               -                -               $29,146        -
    J.P. Morgan Small Company Portfolio
       Shares                             800
       Cost                         $   10,275
       Market Value...........................      -               -                -               -              $13,388

  Receivable from Hartford Life Insurance
   Company....................................            5               4          -               -              -
  Receivable from fund shares sold............      -               -                -               -              -
                                                  ---------------------------------------------------------------------------
  Total assets................................       13,223          25,499           10,099          29,146         13,388
                                                  ---------------------------------------------------------------------------

LIABILITIES:
  Payable to Hartford Life Insurance Company..      -               -                     16             60              25
  Payable for fund shares purchased...........      -               -                -               -              -
                                                  ---------------------------------------------------------------------------
  Total liabilities ..........................      -               -                     16             60              25
                                                  ---------------------------------------------------------------------------
  Net assets (variable life contract
   liabilities)...............................      $13,223         $25,499        $10,083           $29,086        $13,363
                                                  ===========================================================================
Variable life insurance policies:
  Units owned by participants.................      -                 1,099        -                   1,598        -
  Unit price..................................      $14.31           $12.44         $9.96             $11.57         $15.36
  Units owned by Hartford Life Insurance
   Company....................................         924              950         1,012                917            870
  Unit price..................................      $14.31           $12.44         $9.96             $11.57         $15.36


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A
------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
DECEMBER 31, 1999

                                                  J.P. MORGAN   MSDW UNIVERSAL   MSDW UNIVERSAL  MSDW UNIVERSAL MSDW UNIVERSAL
                                                 INTERNATIONAL   FUNDS FIXED        FUNDS            FUNDS          FUNDS
                                                 OPPORTUNITIES      INCOME        HIGH YIELD     EQUITY GROWTH      VALUE
                                                   INVESTMENT     INVESTMENT      INVESTMENT       INVESTMENT     INVESTMENT
                                                    DIVISION       DIVISION        DIVISION         DIVISION       DIVISION
                                                    --------       --------        --------         --------       --------
ASSETS:
  Investments in J.P. Morgan Series Trust II:
    J.P. Morgan International Opportunities
     Portfolio
       Shares                           2,261
       Cost                         $  27,820
       Market Value ..........................      $31,267         -              -               -              -
  Investments in the Morgan Stanley Dean
   Witter Universal Funds, Inc.:
    Fixed Income Portfolio
       Shares                           4,531
       Cost                         $  47,430
       Market Value ..........................     -                $45,538        -               -              -
     High Yield Portfolio
       Shares                           1,017
       Cost                         $  10,790
       Market Value ..........................      -               -              $10,416         -              -
    Equity Growth Portfolio
       Shares                             585
       Cost                         $  10,385
       Market Value ..........................      -               -              -               $11,886        -
    Value Portfolio
       Shares                             887
       Cost                         $  10,115
       Market Value ..........................      -               -              -               -              $9,542

  Receivable from Hartford Life Insurance
   Company....................................      -               -              -               -              -
  Receivable from fund shares sold............      -               -              -               -              -
                                                  -------------------------------------------------------------------------
  Total assets................................       31,267          45,538         10,416          11,886         9,542
                                                  -------------------------------------------------------------------------
LIABILITIES:
  Payable to Hartford Life Insurance Company..           51              79             24              20            21
  Payable for fund shares purchased...........      -               -              -               -              -
                                                  -------------------------------------------------------------------------
  Total liabilities ..........................           51              79             24              20            21
                                                  -------------------------------------------------------------------------
  Net assets (variable life contract
   liabilities)...............................      $31,216         $45,459        $10,392         $11,866        $9,521
                                                  =========================================================================
Variable life insurance policies:
  Units owned by participants.................        1,268           3,579        -               -              -
  Unit price..................................       $13.76           $9.89         $10.57          $13.27          9.85
  Units owned by Hartford Life Insurance
   Company....................................        1,000           1,019            983             894           967
  Unit price..................................       $13.76           $9.89         $10.57          $13.27         $9.85


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A
------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
DECEMBER 31, 1999

                                                 MSDW UNIVERSAL  MSDW UNIVERSAL
                                                     FUNDS       FUNDS EMERGING    BT EQUITY       BT SMALL        BT EAFE
                                                 GLOBAL EQUITY   MARKETS EQUITY    500 INDEX       CAP INDEX     EQUITY INDEX
                                                   INVESTMENT      INVESTMENT      INVESTMEN      INVESTMENT      INVESTMENT
                                                    DIVISION        DIVISION        DIVISION       DIVISION        DIVISION
                                                    --------        --------        --------       --------        --------
ASSETS:
  Investments in the Morgan Stanley Dean
   Witter Universal Funds, Inc.:
    Global Equity Portfolio
       Shares                           3,012
       Cost                         $  40,417
       Market Value ..........................      $38,798         -                -               -              -
    Emerging Markets Equity Portfolio
       Shares                           2,229
       Cost                         $  21,272
       Market Value ..........................      -               $31,004          -               -              -
  Investments in BT Insurance Funds Trust:
    Equity 500 Index Fund
       Shares                           1,469
       Cost                         $  20,507
       Market Value ..........................      -               -                $22,299         -              -
    Small Cap Index Fund
       Shares                             996
       Cost                         $  10,439
       Market Value ..........................      -               -                -               $11,568        -
    EAFE Equity Index Fund
       Shares                             858
       Cost                         $  10,532
       Market Value ..........................      -               -                -               -              $11,664

  Receivable from Hartford Life Insurance
   Company....................................      -               -                -               -              -
  Receivable from fund shares sold............      -               -                -               -              -
                                                  ---------------------------------------------------------------------------
  Total assets................................       38,798          31,004           22,299          11,568         11,664
                                                  ---------------------------------------------------------------------------
LIABILITIES:
  Payable to Hartford Life Insurance Company..           71             212               44              26             23
  Payable for fund shares purchased...........      -               -                -               -              -
                                                  ---------------------------------------------------------------------------
  Total liabilities ..........................           71             212               44              26             23
                                                  ---------------------------------------------------------------------------
  Net assets (variable life contract
   liabilities)...............................      $38,727         $30,792          $22,255         $11,542        $11,641
                                                  ===========================================================================
Variable life insurance policies:
  Units owned by participants.................        2,656             865             982          -              -
  Unit price..................................       $10.83          $18.91          $11.53           $12.68         $13.01
  Units owned by Hartford Life Insurance
   Company....................................          919             763             948              910            895
  Unit price..................................       $10.83          $18.91          $11.53           $12.68         $13.01


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A

------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM INCEPTION, SEPTEMBER 8, 1999 TO DECEMBER 31, 1999


                                                                                                          Neuberger     Neuberger
                                                                         Hartford Capital   Hartford       Berman        Berman
                                                          Hartford Bond   Appreciation    Money Market  AMT Partners   AMT Balanced
                                                           Investment      Investment      Investment    Investment     Investment
                                                            Division        Division       Division       Division       Division
                                                            --------        --------       --------       --------       --------

INVESTMENT INCOME:
   Dividends . . . . . . . . . . . . . . . . . . . .         $3,012            $138           $163              $-             $-

EXPENSES:
   Mortality and expense risk undertakings . . . . .           (103)            (76)           (21)            (20)          (363)
                                                           -----------------------------------------------------------------------
     Net investment income (loss) . . . . . . . . .           2,909              62            142             (20)          (363)
                                                           -----------------------------------------------------------------------
CAPITAL GAINS INCOME . . . . . . . . . . . . . . . .              -              63              -               -              -

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on security transactions . . . . .            -               3              -               -             34
  Net unrealized (depreciation) appreciation of investments
   during the period . . . . . . . . . . . . . . . . .       (2,882)          7,161              -             236         50,412
                                                           ----------------------------------------------------------------------
     Net (loss) gain on investments . . . . . . . . . .      (2,882)          7,164              -             236         50,446
                                                           ----------------------------------------------------------------------
     Net increase in net assets resulting                  ----------------------------------------------------------------------
       from operations . . . . . . . . . . . . . . . .          $27          $7,289           $142            $216        $50,083
                                                           =======================================================================




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A

-------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF OPERATIONS - (CONTINUED)
FOR THE PERIOD FROM INCEPTION, SEPTEMBER 8, 1999 TO DECEMBER 31, 1999


                                        Neuberger
                                       Berman AMT
                                     Limited Maturity  Fidelity VIP Fund  Fidelity VIP Fund  Fidelity VIP Fund Fidelity VIP Fund II
                                          Bond          Equity-Income       High Income        Overseas          Asset Manager
                                       Investment        Investment          Investment       Investment           Investment
                                        Division          Division            Division         Division             Division
                                        --------          --------            --------         --------             --------
INVESTMENT INCOME:
  Dividends . . . . . . . . . . .              $-               $-                  $-                $-                 $-

EXPENSES:
  Mortality and expense risk
   undertakings . . . . . . . . . .           (21)             (70)               (103)              (22)              (409)
                                        ------------------------------------------------------------------------------------------
     Net investment (loss) . . . . .          (21)             (70)               (103)              (22)              (409)
                                        ------------------------------------------------------------------------------------------
CAPITAL GAINS INCOME . . . . . . . .            -                -                   -                 -                  -

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain on security
  transactions . . . . . . . . . . .            -                -                   -                 1                  7
  Net unrealized appreciation
  (depreciation) of investments
  during the period . . . . . . . .            91             (139)              1,507             2,418             14,561
                                         -----------------------------------------------------------------------------------------
  Net gain (loss) on investments . .           91             (139)              1,507             2,419             14,568
                                         -----------------------------------------------------------------------------------------
  Net increase (decrease) in net         -----------------------------------------------------------------------------------------
  assets resulting from operations . .        $70            ($209)             $1,404            $2,397            $14,159
                                         =========================================================================================




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A

------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF OPERATIONS - (CONTINUED)
FOR THE PERIOD FROM INCEPTION, SEPTEMBER 8, 1999 TO DECEMBER 31, 1999


                                                       Alger American                                 J.P. Morgan
                                                           Small      Alger American  J.P. Morgan   U.S. Disciplined   J.P. Morgan
                                                       Capitalization   Growth          Bond           Equity         Small Company
                                                        Investment     Investment     Investment      Investment       Investment
                                                         Division       Division       Division        Division         Division
                                                         --------       --------       --------        --------         --------
INVESTMENT INCOME:
  Dividends . . . . . . . . . . . . . . . . .                  $-            $-           $171             $75               $2
EXPENSES:
  Mortality and expense risk undertakings  . .                (22)          (44)           (20)            (52)             (22)
                                                        --------------------------------------------------------------------------
    Net investment (loss) income . . . . . . .                (22)          (44)           151              23              (20)
                                                        --------------------------------------------------------------------------
CAPITAL GAINS INCOME . . . . . . . . . . . . .                  -             -              -           1,789              273

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain on security transactions . .                3             3              -               -                -
  Net unrealized appreciation (depreciation)
  of investments during the period . . . . . . .            3,238         3,959            (72)            (14)           3,114
                                                        --------------------------------------------------------------------------
    Net gain (loss) on investments . . . . . . .            3,241         3,962            (72)            (14)           3,114
                                                        --------------------------------------------------------------------------
    Net increase in net assets resulting                --------------------------------------------------------------------------
     from operations . . . . . . . . . . . . . .           $3,219        $3,918            $79           $1,798          $3,367
                                                        ==========================================================================



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A
------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF OPERATIONS - (CONTINUED)
FOR THE PERIOD FROM INCEPTION, SEPTEMBER 8, 1999 TO DECEMBER 31, 1999


                                              J.P. Morgan    MSDW Universal    MSDW Universal    MSDW Universal    MSDW Universal
                                             International    Funds Fixed          Funds            Funds             Funds
                                             Opportunities      Income           High Yield       Equity Growth       Value
                                               Investment      Investment        Investment        Investment       Investment
                                                Division        Division          Division          Division         Division
                                                --------        --------          --------          --------         --------
INVESTMENT INCOME:
  Dividends . . . . . . . . . . . . . .             $138          $2,064             $790                 $-            $115

EXPENSES:
  Mortality and expense risk
  undertakings . . . . . . . . . . . .               (53)            (85)             (21)               (21)            (19)
                                               -----------------------------------------------------------------------------------
  Net investment income (loss) . . . .                85           1,979              769                (21)             96
                                               -----------------------------------------------------------------------------------
CAPITAL GAINS INCOME . . . . . . . . .               871               -                -                385               -

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions . . . . . . .                 -               -                -                  -               -
  Net unrealized appreciation
  (depreciation) of investments
  during the period . . . . . . . . . .            3,447          (1,892)            (374)             1,501            (573)
                                               -----------------------------------------------------------------------------------
    Net gain (loss) on investments . . .           3,447          (1,892)            (374)             1,501            (573)
                                               -----------------------------------------------------------------------------------
    Net increase (decrease) in net             -----------------------------------------------------------------------------------
    assets resulting from operations . .          $4,403             $87             $395             $1,865           ($477)
                                               ===================================================================================







THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A
------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF OPERATIONS - (CONTINUED)
FOR THE PERIOD FROM INCEPTION, SEPTEMBER 8, 1999 TO DECEMBER 31, 1999


                                              MSDW Universal    MSDW Universal
                                                 Funds          Funds Emerging    BT Equity    BT Small    BT EAFE
                                               Global Equity    Markets Equity    500 Index   Cap Index   Equity Index
                                                Investment       Investment      Investment   Investment   Investment
                                                 Division         Division        Division     Division     Division
                                                 --------         --------        --------     --------     --------
INVESTMENT INCOME:
  Dividends . . . . . . . . . . . . . . .            $442              $-            $142         $114         $185

EXPENSES:
  Mortality and expense risk undertakings . .         (71)            (46)            (40)         (21)         (21)
                                                ---------------------------------------------------------------------------------
    Net investment income (loss) . . . . . . .        371             (46)            102           93          164
                                                ---------------------------------------------------------------------------------
CAPITAL GAINS INCOME . . . . . . . . . . . . .      1,604               -              67          325          346

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions . . . . . . . . . . . . . . .           -               -               -            -            -
  Net unrealized (depreciation) appreciation
   of investments during the period . . . . . .    (1,620)          9,577           1,792        1,129        1,133
                                                 ---------------------------------------------------------------------------------
    Net (loss) gain on investments . . . . . .     (1,620)          9,577           1,792        1,129        1,133
                                                 ---------------------------------------------------------------------------------
    Net increase in net assets resulting         ---------------------------------------------------------------------------------
    from operations . . . . . . . . . . . . .        $355          $9,531          $1,961       $1,547       $1,643
                                                 =================================================================================






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, SEPTEMBER 8, 1999 TO DECEMBER 31, 1999

                                                                                                              Neuberger   Neuberger
                                                                                     Hartford                  Berman       Berman
                                                                         Hartford    Capital      Hartford       AMT          AMT
                                                                           Bond    Appreciation Money Market   Partners    Balanced
                                                                        Investment  Investment   Investment   Investment  Investment
                                                                         Division    Division     Division     Division    Division
                                                                         --------    --------     --------     --------    --------
OPERATIONS:
    Net investment income (loss) ...................................   $   2,909    $      62   $     142    ($     20)   ($    363)
    Capital gains income ...........................................         -             63         -            -            -
    Net realized gain on security transactions .....................         -              3         -            -             34
    Net unrealized (depreciation) appreciation of investments during
    the period .....................................................      (2,882)       7,161         -            236       50,412
                                                                       ------------------------------------------------------------
    Net increase in net assets resulting from operations ...........          27        7,289         142          216       50,083
                                                                       ------------------------------------------------------------

UNIT TRANSACTIONS:

    Purchases ......................................................      55,390       38,482      10,000       10,000      170,421
    Cost of insurance and other fees ...............................         -            -           -            -            -
    Other Activity .................................................         119            4          (2)         -          8,359
                                                                       ------------------------------------------------------------
    Net increase in net assets resulting from unit transactions ....      55,509       38,486       9,998       10,000      178,780
                                                                       ------------------------------------------------------------
    Net increase in net assets .....................................      55,536       45,775      10,140       10,216      228,863

NET ASSETS:

    Beginning of period ............................................         -            -           -            -            -
                                                                       ------------------------------------------------------------
    End of period ..................................................   $  55,536    $  45,775   $  10,140    $  10,216    $ 228,863
                                                                       ============================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD FROM INCEPTION, SEPTEMBER 8, 1999 TO DECEMBER 31, 1999

                                                                       Neuberger
                                                                         Berman
                                                                          AMT
                                                                        Limited     Fidelity     Fidelity    Fidelity      Fidelity
                                                                        Maturity    VIP Fund     VIP Fund    VIP Fund    VIP Fund II
                                                                          Bond    Equity-Income High Income  Overseas  Asset Manager
                                                                       Investment  Investment   Investment  Investment    Investment
                                                                        Division    Division     Division    Division      Division
                                                                        --------    --------     --------    --------      --------
OPERATIONS:
    Net investment (loss) .........................................   ($     21)   ($     70)   ($    103)   ($     22)   ($    409)
    Capital gains income ..........................................         -            -            -            -            -
    Net realized gain on security transactions ....................         -            -            -              1            7
    Net unrealized appreciation (depreciation) of investments
    during the period .............................................          91         (139)       1,507        2,418       14,561
                                                                       ------------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations          70         (209)       1,404        2,397       14,159
                                                                       ------------------------------------------------------------

UNIT TRANSACTIONS:

    Purchases .....................................................      10,000       37,529       55,390       10,000      211,340
    Cost of insurance and other fees ..............................         -            -            -            -            -
    Other Activity ................................................          (3)         150           (9)           3        3,403
                                                                       ------------------------------------------------------------
    Net increase in net assets resulting from unit transactions ...       9,997       37,679       55,381       10,003      214,743
                                                                       ------------------------------------------------------------
    Net increase in net assets ....................................      10,067       37,470       56,785       12,400      228,902

NET ASSETS:

    Beginning of period ...........................................         -            -            -            -            -
                                                                       ------------------------------------------------------------
    End of period .................................................   $  10,067    $  37,470    $  56,785    $  12,400    $ 228,902
                                                                       ============================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD FROM INCEPTION, SEPTEMBER 8, 1999 TO DECEMBER 31, 1999

                                                                        Alger                             J.P. Morgan
                                                                       American       Alger                   U.S.
                                                                        Small       American  J.P. Morgan Disciplined  J.P. Morgan
                                                                    Capitalization   Growth      Bond       Equity    Small Company
                                                                       Investment  Investment Investment  Investment   Investment
                                                                        Division    Division   Division    Division     Division
                                                                        --------    --------   --------    --------     --------
OPERATIONS:
    Net investment (loss) income ...................................   ($    22)   ($    44)   $    151    $     23    ($    20)
    Capital gains income ...........................................        -           -           -         1,789         273
    Net realized gain on security transactions .....................          3           3         -           -           -
    Net unrealized appreciation (depreciation) of investments during
    the period .....................................................      3,238       3,959         (72)        (14)      3,114
                                                                      ------------------------------------------------------------
    Net increase in net assets resulting from operations ...........      3,219       3,918          79       1,798       3,367
                                                                      ------------------------------------------------------------

UNIT TRANSACTIONS:

    Purchases ......................................................     10,000      21,393      10,000      27,089      10,000
    Cost of insurance and other fees ...............................        -           -           -           -           -
    Other Activity .................................................          4         188           4         199          (4)
                                                                      ------------------------------------------------------------
    Net increase in net assets resulting from unit transactions ....     10,004      21,581      10,004      27,288       9,996
                                                                      ------------------------------------------------------------
    Net increase in net assets .....................................     13,223      25,499      10,083      29,086      13,363

NET ASSETS:

    Beginning of period ............................................        -           -           -           -           -
                                                                      ------------------------------------------------------------
    End of period ..................................................   $ 13,223    $ 25,499    $ 10,083    $ 29,086    $ 13,363
                                                                      ============================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD FROM INCEPTION, SEPTEMBER 8, 1999 TO DECEMBER 31, 1999

                                                                                     MSDW          MSDW        MSDW        MSDW
                                                                     J.P. Morgan  Universal     Universal    Universal   Universal
                                                                    International Funds Fixed     Funds       Funds        Funds
                                                                    Opportunities   Income     High Yield Equity Growth   Value
                                                                     Investment   Investment    Investment  Investment   Investment
                                                                      Division     Division      Division    Division     Division
                                                                      --------     --------      --------    --------     --------
OPERATIONS:
    Net investment income (loss) ...................................   $     85    $  1,979    $    769    ($    21)   $     96
    Capital gains income ...........................................        871         -           -           385         -
    Net realized gain (loss) on security transactions ..............        -           -           -           -           -
    Net unrealized appreciation (depreciation) of investments during
    the period .....................................................      3,447      (1,892)       (374)      1,501        (573)
                                                                      -----------------------------------------------------------
    Net increase (decrease) in net assets resulting from operations       4,403          87         395       1,865        (477)
                                                                      -----------------------------------------------------------

UNIT TRANSACTIONS:
    Purchases ......................................................     27,089      45,304      10,000      10,000      10,000
    Cost of insurance and other fees ...............................        -           -           -           -           -
    Other Activity .................................................       (276)         68          (3)          1          (2)
                                                                      -----------------------------------------------------------
    Net increase in net assets resulting from unit transactions ....     26,813      45,372       9,997      10,001       9,998
                                                                      -----------------------------------------------------------
    Net increase in net assets .....................................     31,216      45,459      10,392      11,866       9,521
NET ASSETS:
    Beginning of period ............................................        -           -           -           -           -
                                                                      -----------------------------------------------------------
    End of period ..................................................   $ 31,216    $ 45,459    $ 10,392    $ 11,866    $  9,521
                                                                      ===========================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD FROM INCEPTION, SEPTEMBER 8, 1999 TO DECEMBER 31, 1999

                                                                       MSDW          MSDW
                                                                     Universal     Universal
                                                                       Funds         Funds
                                                                       Global       Emerging    BT Equity   BT Small   BT EAFE
                                                                       Equity    Markets Equity 500 Index  Cap Index  Equity Index
                                                                     Investment    Investment   Investment Investment Investment
                                                                      Division      Division     Division   Division   Division
                                                                      --------      --------     --------   --------   --------
OPERATIONS:
    Net investment income (loss) ...................................   $    371    ($    46)   $    102   $     93    $    164
    Capital gains income ...........................................      1,604           -          67        325         346
    Net realized gain (loss) on security transactions ..............          -           -           -          -           -
    Net unrealized (depreciation) appreciation of investments during
    the period .....................................................     (1,620)      9,577       1,792      1,129       1,133
                                                                      -----------------------------------------------------------
    Net increase in net assets resulting from operations ...........        355       9,531       1,961      1,547       1,643
                                                                      -----------------------------------------------------------

UNIT TRANSACTIONS:
    Purchases ......................................................     38,482      21,393      20,167     10,000      10,000
    Cost of insurance and other fees ...............................          -           -           -          -           -
    Other Activity .................................................       (110)       (132)        127         (5)         (2)
                                                                      -----------------------------------------------------------
    Net increase in net assets resulting from unit transactions ....     38,372      21,261      20,294      9,995       9,998
                                                                      -----------------------------------------------------------
    Net increase in net assets .....................................     38,727      30,792      22,255     11,542      11,641
NET ASSETS:
    Beginning of period ............................................          -           -           -          -           -
                                                                      -----------------------------------------------------------
    End of period ..................................................   $ 38,727    $ 30,792    $ 22,255   $ 11,542    $ 11,641
                                                                      ===========================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.